Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Net settlement rights
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	14,349	27,233
Weighted Average Remaining Contractual Life	4 years 3 months 18 days
Weighted Average Exercise Price	$ 12.38	$ 13.06
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	6,673
Weighted Average Exercise Price	$ 12.42
Net settlement rights | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	5,234
Weighted Average Remaining Contractual Life	4 years 10 months 17 days
Weighted Average Exercise Price	$ 8.76
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	1,474
Weighted Average Exercise Price	$ 8.94
Net settlement rights | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
Net settlement rights | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
Net settlement rights | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	6,229
Weighted Average Remaining Contractual Life	3 years 9 months 18 days
Weighted Average Exercise Price	$ 12.01
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	4,280
Weighted Average Exercise Price	$ 12.13
Net settlement rights | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
Net settlement rights | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
Net settlement rights | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	2,834
Weighted Average Remaining Contractual Life	4 years 3 months 3 days
Weighted Average Exercise Price	$ 19.71
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	919
Weighted Average Exercise Price	$ 19.36
Net settlement rights | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
Net settlement rights | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99
Net settlement rights | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	52
Weighted Average Remaining Contractual Life	6 years 8 months 8 days
Weighted Average Exercise Price	$ 22.37
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	0
Weighted Average Exercise Price	$ 0
Net settlement rights | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	20.00
Net settlement rights | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 24.99
Cenovus Replacement Stock Options
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	3,467	12,256
Weighted Average Remaining Contractual Life	1 year 3 months
Weighted Average Exercise Price	$ 9.99	$ 15.21
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	2,079
Weighted Average Exercise Price	$ 14.21
Cenovus Replacement Stock Options | 3.00 to 4.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	2,065
Weighted Average Remaining Contractual Life	1 year 7 months 17 days
Weighted Average Exercise Price	$ 3.54
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	742
Weighted Average Exercise Price	$ 3.54
Cenovus Replacement Stock Options | 3.00 to 4.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	3.00
Cenovus Replacement Stock Options | 3.00 to 4.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 4.99
Cenovus Replacement Stock Options | 5.00 to 9.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	124
Weighted Average Remaining Contractual Life	1 year 4 months 9 days
Weighted Average Exercise Price	$ 6.06
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	59
Weighted Average Exercise Price	$ 6.06
Cenovus Replacement Stock Options | 5.00 to 9.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	5.00
Cenovus Replacement Stock Options | 5.00 to 9.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 9.99
Cenovus Replacement Stock Options | 10.00 to 14.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	14
Weighted Average Remaining Contractual Life	5 months 19 days
Weighted Average Exercise Price	$ 12.88
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	14
Weighted Average Exercise Price	$ 12.88
Cenovus Replacement Stock Options | 10.00 to 14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	10.00
Cenovus Replacement Stock Options | 10.00 to 14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 14.99
Cenovus Replacement Stock Options | 15.00 to 19.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	594
Weighted Average Remaining Contractual Life	1 year 14 days
Weighted Average Exercise Price	$ 18.35
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	594
Weighted Average Exercise Price	$ 18.35
Cenovus Replacement Stock Options | 15.00 to 19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	15.00
Cenovus Replacement Stock Options | 15.00 to 19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 19.99
Cenovus Replacement Stock Options | 20.00 to 24.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	524
Weighted Average Remaining Contractual Life	2 months 12 days
Weighted Average Exercise Price	$ 21.77
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	524
Weighted Average Exercise Price	$ 21.77
Cenovus Replacement Stock Options | 20.00 to 24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	20.00
Cenovus Replacement Stock Options | 20.00 to 24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 24.99
Cenovus Replacement Stock Options | 25.00 to 29.99
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding number (in shares) | shares	146
Weighted Average Remaining Contractual Life	6 months 29 days
Weighted Average Exercise Price	$ 27.88
Number of Stock Options with Associated Net Settlement Rights (in shares) | shares	146
Weighted Average Exercise Price	$ 27.88
Cenovus Replacement Stock Options | 25.00 to 29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	25.00
Cenovus Replacement Stock Options | 25.00 to 29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [Line Items]
Exercise price of warrants (in dollars per share)	$ 29.99